Stockholders Equity	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 6 Stockholder’s Equity

Series A preferred stock

On March 24, 2009, Optex Systems Holdings filed a Certificate of Designation with the Secretary of State of the State of Delaware authorizing a series of preferred stock, under its articles of incorporation, known as “Series A preferred stock”. This Certificate of Designation was approved by Optex Systems Holdings’ Board of Directors and Shareholders at a Board Meeting and Shareholders Meeting held on February 25, 2009. The Certificate of Designation sets forth the following terms for the Series A preferred stock: (i) number of authorized shares: 1,027; (ii) per share stated value: $6,000; (iii) liquidation preference per share: stated value; (iv) conversion price: $0.15 per share as adjusted from time to time; and (v) voting rights: votes along with the common stock on an as converted basis with one vote per share.

The Series A preferred stock entitles the holders to receive cumulative dividends at the rate of 6% per annum, payable in cash at the discretion of Board of Directors. Accumulated unpaid dividends accrue and cumulate dividends at the annual rate of 6%. Each share of preferred stock is immediately convertible into common shares at the option of the holder which entitles the holder to receive the equivalent number of common shares equal to the stated value of the preferred shares divided by the conversion price, which was initially set at $0.15 per share.

Holders of preferred shares receive preferential rights in the event of liquidation. Additionally the preferred stock shareholders are entitled to vote together with the common stock on an “as-converted” basis.

As of the three and nine months ended July 3, 2011, Optex Systems Holdings recorded preferred dividends payable of $104 and $307 thousand, respectively, and as of the three and nine months ended June 27, 2010, Optex Systems Holdings recorded preferred dividends payable of $98 and $290 thousand of dividends, respectively. As of July 3, 2011 there was a total of $884 thousand of dividends in arrears on the preferred shares. The preferred shareholders have agreed to waive the past dividends in exchange for an increase in the stated value to $6,830.64, as well as waiving future dividends.

On April 14, 2011, pursuant to a Written Consent in Lieu of a Meeting of Shareholders, Sileas Corporation, holder of approximately 73.3% of the Company’s Common Stock, approved an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares of its Common Stock from 200,000,000 to 2,000,000,000. This Written Consent is the subject of a Schedule 14C Information Statement filed with the Securities and Exchange Commission on April 18, 2011, which is currently pending.

On April 14, 2011 Optex filed a Registration Statement on Form S-1 which provides for the sale of up to 25,000,000 shares of our common stock at a fixed price (currently anticipated to be $0.01 per share), which will trigger the ratchet provision of the Series A preferred stock and reduce the conversion price to $.01 per share. The S-1 also contemplates a reduction in the warrant exercise price to $0.01 per share for the 2009 private placement investors and a waiver of accrued dividends from the Series A preferred shareholders. The Registration Statement on Form S-1 is currently in the review process with the Commission

Note 13 – Stockholders Equity

Common stock:

Optex Systems, Inc. (Texas) was authorized to issue 100,000 shares of no par common stock. At September 28, 2008 there were 18,870 shares issued and 10,000 shares outstanding.
The common stock, treasury stock and additional paid in capital accounts have been presented to reflect the ownership structure of Optex Systems, Inc. (Texas) as it existed prior to the acquisition by Irvine Sensors Corporation, since Optex Systems, Inc. (Texas) is presenting its financial statements as a separate, stand-alone entity.

On October 14, 2008, in a purchase transaction that was consummated via public auction, Optex Systems, Inc. (Delaware) (Successor) purchased all of the assets of Optex Systems, Inc. (Texas) (Predecessor) in exchange for $15 million of Irvine Sensors Corporation debt owned by it and the assumption of approximately $3.8 million of certain Optex Systems, Inc. (Texas) liabilities. The $15 million of Irvine Sensors Corporation debt was contributed by Longview and Alpha to Optex Systems, Inc. (Delaware), in exchange for a $6 million note payable from Optex Systems, Inc. (Delaware) and a $9 million equity interest in Optex Systems, Inc. (Delaware) (which consisted of the issuance by Optex Systems, Inc. (Delaware) of 45,081,350 and 4,918,650 shares of its common stock to each of Longview Fund and Alpha, respectively). On October 30, 2008, Alpha sold its Optex Systems, Inc. (Delaware) common stock to Arland Holdings, Ltd. There was no contingent consideration associated with the purchase. Longview and Arland Holdings, Ltd. both owned Optex Systems, Inc. (Delaware) until February 20, 2009, when Longview sold 100% of its equity interests in Optex Systems, Inc. (Delaware) to Sileas Corp., as discussed below.

On February 20, 2009, Sileas purchased 100% of the equity and debt interest held by Longview, representing 90% of Optex Systems, Inc. (Delaware). As of the date of this transaction, Sileas is the majority owner of Optex Systems Holdings.

Stock Split

On March 26, 2009, Optex Systems, Inc. (Delaware)’s Board of Directors reconfirmed a 1.7:1 forward split of its common stock to holders of record as of February 23, 2009. Accordingly, as a result of the forward split, the 45,081,350 shares of common stock held by Sileas were split into 76,638,295 shares, and the 4,918,650 shares of common stock held by Arland Holdings, Ltd. were split into 8,361,705 shares.

As of March 30, 2009, Optex Systems, Inc. (Delaware) was authorized to issue 200,000,000 shares of $0.001 par value common stock, of which 85,000,000 shares were issued and outstanding as follows:

Sileas Corporation	76,638,295
Arland Holdings, Ltd.	8,361,705
Total Outstanding	85,000,000

Reorganization & Private Placement:

On March 29, 2009, as a result of the reorganization agreement and private placement, the 85,000,000 outstanding shares of Optex Systems, Inc. (Delaware) as of March 30, 2009 were exchanged for 113,333,282 shares of Optex Systems Holdings (formerly Sustut Exploration, Inc.). An additional 8,131,667 shares were issued in connection with the private placement closed prior to the reorganization.

On June 29, 2009, 750,000 common shares were sold to in a private transaction for gross proceeds of $150,000.

Each share of stock entitles the holder to one vote on matters brought to a vote of the shareholders.

Optex Systems Holdings granted an officer at the consummation of the reorganization, options to purchase 1,414,649 shares with an exercise price of $0.15 per share. The options vest 34% one year following the date of grant, and 33% on each of the second and third anniversaries following the date of grant. See Note 12 - Stock Based Compensation.

Series A preferred stock

On March 24, 2009, Optex Systems Holdings filed a Certificate of Designation with the Secretary of State of the State of Delaware authorizing a series of preferred stock, under its articles of incorporation, known as “Series A preferred stock”. This Certificate of Designation was approved by Optex Systems Holdings’ Board of Directors and Shareholders at a Board Meeting and Shareholders Meeting held on February 25, 2009. The Certificate of Designation sets forth the following terms for the Series A preferred stock: (i) number of authorized shares: 1,027; (ii) per share stated value: $6,000; (iii) liquidation preference per share: stated value; (iv) conversion price: $0.15 per share as adjusted from time to time; and (v) voting rights: votes along with the common stock on an as converted basis with one vote per share.

The Series A preferred stock entitles the holders to receive cumulative dividends at the rate of 6% per annum, payable in cash at the discretion of Board of Directors. Each share of preferred stock is immediately convertible into common shares at the option of the holder which entitles the holder to receive the equivalent number of common shares equal to the stated value of the preferred shares divided by the conversion price, which was initially set at $0.15 per share.

Holders of preferred shares receive preferential rights in the event of liquidation. Additionally the preferred stock shareholders are entitled to vote together with the common stock on an ”as-converted” basis.

On March 27, 2009, Sileas and Alpha exchanged their promissory notes in the total amount of $6,000,000 plus accrued and unpaid interest thereon into 1,027 shares of Series A preferred stock. On March 30, 2009, shares of Optex Systems, Inc. Series A preferred stock was exchanged on a 1:1 basis for Series A preferred stock of Optex Systems Holdings. As of the years ended October 3, 2010 and September 30, 2009, Optex Systems has recorded $389,551 and $186,246 of dividends payable on Series A preferred shares, respectively.

Cancellation of Common Stock

On June 29, 2009 Optex cancelled an investor relations agreement resulting in the return of 700,000 shares of common stock previously issued by Sustut prior to the reverse Merger on March 30, 2009. The shares were valued at $105,000, returned to Optex System Holdings, Inc., and then cancelled. (see also Note 12 on new investor relations shares issued).

During the year ended October 3, 2010 there were no new issues of common or preferred stock.